Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 9:	TAXES ON INCOME

a.	Corporate Tax rates:

The Israeli corporate tax rate applicable to the Company, Nano Size and Digiflex commencing 2022 and thereafter is 23%.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

b.	Net operating losses carryforwards:

As of December 31, 2023, the Company and its Israeli subsidiaries have accumulated losses for tax purposes in the amount of $47.5 million which may be carried forward and offset against taxable income for an indefinite period.

c.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2023 and 2022, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.

d.	Tax assessments:

Tax reports filed by the Company and its Israeli subsidiaries through the year ended December 31, 2019 are considered final.

e.	Deferred taxes on income:

Significant components of the Group’s deferred tax assets are as follows:

	December 31,
	2023	2022
Deferred tax assets
Operating loss carry forward	$10,917,801	$10,579,957
Temporary differences	179,381	189,099
	11,097,182	10,769,056
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)

Total deferred tax, net	10,997,392	10,669,266

Valuation allowance	(10,997,392)	(10,669,266)

Net deferred tax assets	$—	$—

The net change in the total valuation allowance for the year ended December 31, 2023 related primarily to an increase in deferred taxes calculated on the operating loss carry forward. In assessing the likelihood that deferred tax assets will be realized, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carry forwards are deductible.

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2023	2022	2021

Loss before tax benefit	$(2,071,997)	$(4,509,547)	$(2,518,864)

Statutory tax rate	23%	23%	23%

Income tax benefit	476,559	1,037,196	579,339
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(328,126)	(438,612)	(463,784)
Non-deductible expenses and other permanent differences	(64,959)	(624,299)	(196,980)
Other	(83,474)	25,715	81,425

Income tax expense recognized in profit or loss	$—	$—	$—